INTANGILE ASSETS AND GOODWILL - Additional Information (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2021 EUR (€) project	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of detailed information about intangible assets [line items]
Number of impaired projects | project	2
Impairment of non-financial assets, planning horizon period		7 years
Assets under construction
Disclosure of detailed information about intangible assets [line items]
Capitalised borrowing costs		€ 198,012
Capitalisation rate of borrowing costs eligible for capitalisation		21.00%
Cost | Assets under construction
Disclosure of detailed information about intangible assets [line items]
Grants and research and development tax incentives and grants		€ 14,031,310	€ 6,728,861
Depreciation/impairment
Disclosure of detailed information about intangible assets [line items]
Impairments		14,847,000	366,000
Depreciation/impairment | Assets under construction
Disclosure of detailed information about intangible assets [line items]
Impairments	€ 13,629,154	€ 14,572,000	€ 366,000